Income tax (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized	$ 88.2	$ 133.1
Canada [Member]
Disclosure Of Income Tax [Line Items]
Tax losses	$ 75.4	$ 73.9